Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventories
Schedule of Inventories

Inventories consisted of the following:

	March 31,	December 31,
	2023	2022
Raw materials	$8,118,999	$712,752
Finished goods	14,801,721	1,307,961
Work in process	6,771,484	—
Total inventories	$29,692,204	$2,020,713
Inventory consisted of the following:

	December 31,
	2022	2021
Raw materials	$712,752	$475,767
Finished goods	1,307,961	170,175
Total inventories	$2,020,713	$645,942